Federated Hermes Kaufmann Small Cap Fund
Portfolio of Investments
July 31, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—92.7%
		Communication Services—0.9%
2,500,000		Infrastrutture Wireless Italiane SPA	$ 26,245,582
45,974	[1]	Motorsport Gaming U.S. LLC	28,504
1,500,000	[1]	Reservoir Media Management, Inc.	9,750,000
980,100	[1,2]	Tremor International Ltd., ADR	10,153,836
		TOTAL	46,177,922
		Consumer Discretionary—13.5%
1,450,300		Academy Sports and Outdoors, Inc.	62,406,409
100,000	[1]	Bright Horizons Family Solutions, Inc.	9,367,000
540,000		Choice Hotels International, Inc.	65,269,800
4,000,000	[1]	CTOS LLC	24,760,000
734,720	[1,2]	Custom Truck One Source, Inc.	4,547,917
300,000	[1,2]	Dutch Bros, Inc.	11,247,000
245,000	[1]	Etsy, Inc.	25,411,400
975,000	[1,2]	European Wax Center, Inc.	20,397,000
1,280,300	[1,2]	First Watch Restaurant Group, Inc.	21,278,586
255,000	[1,2]	Fiverr International Ltd.	8,180,400
512,000	[1]	Floor & Decor Holdings, Inc.	41,251,840
740,000	[1]	Lovesac Co./The	23,058,400
1,200,000	[1,2]	Mister Car Wash, Inc.	13,920,000
271,200		Moncler S.p.A	13,611,029
32,100,000		NagaCorp Ltd.	30,007,863
582,800	[1,2]	National Vision Holdings, Inc.	16,982,792
1,100,000	[1]	Planet Fitness, Inc.	86,691,000
699,000	[1,2]	Revolve Group, Inc.	19,795,680
800,000	[1]	Six Flags Entertainment Corp.	18,136,000
1,400,000	[1,2]	Sportradar Group AG	13,454,000
166,000		Vail Resorts, Inc.	39,363,580
500,000		Wingstop, Inc.	63,090,000
1,824,422	[1]	Xponential Fitness, Inc.	27,074,422
785,700	[1]	YETI Holdings, Inc.	39,889,989
		TOTAL	699,192,107
		Consumer Staples—1.5%
383,200	[1]	Freshpet, Inc.	20,478,208
660,500	[1]	Grocery Outlet Holding Corp.	28,216,560
1,200,000	[1]	The Duckhorn Portfolio, Inc.	22,008,000
770,000	[1]	Vital Farms, Inc.	9,086,000
		TOTAL	79,788,768
		Energy—3.7%
690,000		Cactus, Inc.	28,697,100
1,144,000		Matador Resources Co.	66,100,320
1,970,500		New Fortress Energy, Inc.	96,495,385
		TOTAL	191,292,805
		Financials—7.7%
900,000		AFC Gamma, Inc.	14,760,000
935,000		Ares Management Corp.	66,992,750

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
1,270,500		Artisan Partners Asset Management, Inc.	$ 50,515,080
1,000,000	[1]	BCLS Acquisition Corp.	9,940,000
1,889,026	[1]	CrossFirst Bankshares, Inc.	25,917,437
2,265,000		FinecoBank Banca Fineco SPA	28,285,920
1,000,000		Hamilton Lane, Inc.	75,570,000
900,000		Moelis & Co.	41,922,000
1,000,000	[1]	Omega Alpha SPAC	9,880,000
3,181,933	[2]	P10, Inc.	37,642,267
1,518,500		StepStone Group, Inc.	40,452,840
		TOTAL	401,878,294
		Health Care—32.5%
1,950,000	[1,2]	Akouos, Inc.	6,298,500
895,200	[1,2]	Albireo Pharma, Inc.	18,611,208
1,765,000	[1]	Alector, Inc.	18,038,300
2,000,000	[1]	Amphastar Pharmaceuticals, Inc.	74,780,000
1,150,000	[1,2]	AnaptysBio, Inc.	24,081,000
1,000,000	[1,2]	Annexon, Inc.	5,010,000
1,538,297	[1,2]	Arcturus Therapeutics Holdings, Inc.	26,997,112
450,600	[1]	Argenx SE	164,518,777
205,900	[1]	Argenx SE, ADR	74,990,839
2,900,000	[1]	aTyr Pharma, Inc.	10,179,000
1,320,000	[1]	Avidity Biosciences LLC	21,502,800
1,015,000	[1,2]	CASI Pharmaceuticals, Inc.	2,527,350
325,000	[1]	Catalent, Inc.	36,757,500
293,000	[1,2]	Century Therapeutics, Inc.	3,097,010
338,980	[1,2]	Century Therapeutics, Inc.	3,583,019
1,957,807	[3]	CeQur SA	10,505,825
2,390,382	[1,2]	Cerevel Therapeutics Holdings	62,843,143
400,000	[1]	Cerevel Therapeutics, Inc.	10,516,000
150,000	[1]	Charles River Laboratories International, Inc.	37,581,000
190,200	[1,3]	Clementia Pharmaceuticals, Inc., Rights	0
5,151,615	[1,2]	ContraFect Corp.	1,641,305
300,000	[1,2]	Corcept Therapeutics, Inc.	8,598,000
342,500	[1,2]	CRISPR Therapeutics AG	25,687,500
569,070	[1]	Cryoport, Inc.	21,169,404
650,000	[1]	Denali Therapeutics, Inc.	22,113,000
358,220	[1]	Dexcom, Inc.	29,402,698
7,403,079	[1,2]	Dynavax Technologies Corp.	106,456,276
364,112	[1,2]	Evotec SE, ADR	4,613,299
400,000	[1]	FIGS, Inc.	4,228,000
1,000,000	[1,2]	Frequency Therapeutics, Inc.	2,000,000
2,510,000	[1]	Fusion Pharmaceuticals, Inc.	5,873,400
691,820	[1]	Galapagos N.V.	35,165,636
2,500,000	[1,2]	Gossamer Bio, Inc.	28,075,000
600,338	[1,2]	Gracell Biotechnologies, Inc., ADR	2,119,193
320,970	[1]	Graphite Bio, Inc.	1,011,055
406,308	[1]	Graphite Bio, Inc.	1,279,870
25,000	[1]	Guardant Health, Inc.	1,254,250
1,257,500	[1,2]	IDEAYA Biosciences, Inc.	18,761,900
1,406,000	[1,2]	Immatics N.V.	15,606,600

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
290,000	[1,4]	Immatics N.V. - Restricted	$ 3,219,000
240,000	[1]	Inspire Medical Systems, Inc.	50,157,600
90,000	[1]	Insulet Corp.	22,302,000
987,000	[1]	Intellia Therapeutics, Inc.	63,918,120
307,800	[1,2]	Kinnate Biopharma, Inc.	3,293,460
188,702	[1,3]	Laronde, Inc.	4,092,022
1,162,500	[1]	Legend Biotech Corp., ADR	54,916,500
240,000	[1]	Madrigal Pharmaceuticals, Inc.	15,076,800
2,037,600	[1,2]	Merus N.V.	49,269,168
534,050	[1]	Minerva Neurosciences, Inc.	1,425,913
205,700	[1]	Mirati Therapeutics, Inc.	13,247,080
425,000	[1]	Morphic Holding, Inc.	11,249,750
100,000	[1]	NanoString Technologies, Inc.	1,280,000
100,000	[1]	Natera, Inc.	4,700,000
660,900	[1]	Orchard Therapeutics PLC	350,277
1,775,000	[1]	Otonomy, Inc.	2,538,250
100,000	[1]	Penumbra, Inc.	13,938,000
250,000	[1,2]	PMV Pharmaceuticals, Inc.	3,737,500
51,515	[1]	Prometheus Biosciences, Inc.	2,198,145
5,761	[1,2]	Protalix Biotherapeutics, Inc.	6,107
1,513,500	[1]	Regulus Therapeutics, Inc.	2,436,735
310,000	[1]	Repligen Corp.	66,141,600
3,310,800	[1]	Rezolute, Inc.	10,362,804
1,699,455	[1,2]	Rhythm Pharmaceuticals, Inc.	21,413,133
336,300	[1]	Sarepta Therapeutics, Inc.	31,259,085
3,593,000	[1,2]	Scynexis, Inc.	8,299,830
4,284,217	[1]	Seres Therapeutics, Inc.	17,608,132
200,000	[1]	Surgery Partners, Inc.	7,876,000
221,300	[1]	Tandem Diabetes Care, Inc.	14,652,273
507,800	[1]	Turning Point Therapeutics, Inc.	38,074,844
1,550,000	[1]	Ultragenyx Pharmaceutical, Inc.	82,584,000
822,570	[3]	United Therapeutics Corp.	0
187,800	[1]	Veeva Systems, Inc.	41,988,324
854,137	[1,2]	Verve Therapeutics, Inc.	21,028,853
10,100,000	[1]	Zai Lab Ltd.	41,089,656
566,800	[1]	Zentalis Pharmaceuticals LLC	16,550,560
		TOTAL	1,689,756,290
		Industrials—8.9%
627,800		Advanced Drainage System, Inc.	74,457,080
1,885,000		Aris Water Solutions, Inc.	39,905,450
531,500		Comfort Systems USA, Inc.	56,158,290
417,000	[1]	CoStar Group, Inc.	30,270,030
415,000	[1]	Evoqua Water Technologies Corp.	15,815,650
175,200	[1]	Generac Holdings, Inc.	47,006,160
374,800	[1]	GMS, Inc.	19,890,636
370,000	[1]	GXO Logistics, Inc.	17,760,000
223,600		Herc Holdings, Inc.	27,730,872
281,900	[1]	Mercury Systems, Inc.	16,634,919
1,040,000	[1]	Montrose Environmental Group, Inc.	41,724,800
472,900	[1]	Trex Co., Inc.	30,511,508

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,380,000	[1]	Upwork, Inc.	$ 25,612,800
315,000	[1]	XPO Logistics, Inc.	18,818,100
		TOTAL	462,296,295
		Information Technology—13.4%
1,450,000	[1]	Allegro MicroSystems, Inc.	36,003,500
650,000	[1]	Alteryx, Inc.	31,479,500
200,000	[1]	Avalara, Inc.	17,484,000
467,857	[1,2]	AvidXchange Holdings, Inc.	3,377,927
397,500	[1]	Blackline, Inc.	25,129,950
1,550,000	[1]	Camtek Ltd.	45,182,500
200,000	[1]	Coupa Software, Inc.	13,084,000
202,906	[1,2]	CS Disco, Inc.	4,979,313
549,449	[1,2]	Docebo, Inc.	17,302,149
998,061	[1]	Domo, Inc.	27,955,689
390,000	[1]	Endava PLC, ADR	39,780,000
690,500	[1]	Envestnet, Inc.	40,235,435
150,000	[1]	Everbridge, Inc.	3,771,000
841,938	[1]	Nordic Semiconductor ASA	14,671,846
447,600	[1]	Novoste Corp.	69,019,920
790,000	[1,2,4]	Nuvei Corp.	27,555,200
495,000	[1]	Q2 Holdings, Inc.	21,730,500
1,030,000	[1]	Rapid7, Inc.	65,889,100
391,498,168	[1,2]	Seeing Machines Ltd.	26,273,643
343,000	[1]	Shopify, Inc.	11,946,690
1,262,584	[1]	ShotSpotter, Inc.	42,410,197
100,000	[1]	Sitime Corp.	18,598,000
1,255,500	[1]	Smartsheet, Inc.	37,740,330
121,000	[1]	Tyler Technologies, Inc.	48,279,000
1,635,000	[1]	WM Technology, Inc.	5,559,000
		TOTAL	695,438,389
		Materials—2.7%
796,000	[1]	ATI, Inc.	19,812,440
225,000		Eagle Materials, Inc.	28,451,250
2,126,700	[1,2]	Livent Corp.	52,933,563
1,350,000	[1,2]	SilverCrest Metals, Inc.	9,180,000
316,000		Westlake Corp.	30,759,440
		TOTAL	141,136,693
		Real Estate—7.9%
1,000,000		Americold Realty Trust, Inc.	32,750,000
1,800,000		Easterly Government Properties, Inc.	36,486,000
795,000		Gaming and Leisure Properties, Inc.	41,332,050
505,000		Lamar Advertising Co.	51,035,300
400,000		National Storage Affiliates Trust	21,936,000
1,200,000		Physicians Realty Trust	21,324,000
860,000	[1]	Ryman Hospitality Properties	76,144,400
1,800,000		STAG Industrial, Inc.	59,004,000
1,975,000		VICI Properties, Inc.	67,525,250
		TOTAL	407,537,000
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,626,572,861)	4,814,494,563

Shares or Principal Amount			Value
		CORPORATE BOND—0.2%
		Consumer Discretionary—0.2%
$ 10,000,000		NagaCorp Ltd., Sr. Unsecd. Note, 7.950%, 7/6/2024 (IDENTIFIED COST $9,444,780)	$ 9,012,500
		PREFERRED STOCK—0.0%
		Health Care—0.0%
1,378,500		Regulus Therapeutics, Inc. (IDENTIFIED COST $4,962,600)	2,219,385
		WARRANTS—0.2%
		Health Care—0.2%
129,500	[1]	Catabasis Pharmaceuticals, Inc., Warrants 2/8/2024	2,966
176,600	[1]	Catabasis Pharmaceuticals, Inc., Warrants 6/22/2023	18
2,247,188	[1]	ContraFect Corp., Warrants 5/27/2023	60,674
200,000	[1]	Immatics N.V., Warrants 12/31/2025	662,000
64,800	[1]	Rezolute, Inc., Warrants 1/1/2099	202,824
193,334	[1]	Rezolute, Inc., Warrants 10/8/2027	279,522
1,685,800	[1]	Rezolute, Inc., Warrants 12/31/2099	5,276,554
165,355	[1]	Scynexis, Inc., Warrants 1/1/2099	239,153
15,480	[1]	Scynexis, Inc., Warrants 3/8/2023	6
1,441,000	[1]	Scynexis, Inc., Warrants 4/26/2029	3,328,710
720,500	[1]	Scynexis, Inc., Warrants 5/21/2024	151,377
		TOTAL WARRANTS (IDENTIFIED COST $16,449,911)	10,203,804
		INVESTMENT COMPANIES—10.9%
44,659,190		Federated Hermes Government Obligations Fund, Premier Shares, 1.82%[5]	44,659,190
522,800,994		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.84%[5]	522,539,594
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $567,450,446)	567,198,784
		TOTAL INVESTMENT IN SECURITIES—104.0% (IDENTIFIED COST $4,224,880,598)	5,403,129,036
		OTHER ASSETS AND LIABILITIES - NET—(4.0)%[6]	(206,404,607)
		TOTAL NET ASSETS—100%	$5,196,724,429
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2022, were as follows:
Affiliated	Value as of 10/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 7/31/2022	Shares Held as of 7/31/2022	Dividend Income*
Communication Services:
Reservoir Media Management, Inc.**	$12,870,000	$—	$—	$(3,120,000)	$—	$9,750,000	1,500,000	$—
Consumer Discretionary:
CTOS LLC**	$36,200,000	$—	$—	$(11,440,000)	$—	$24,760,000	4,000,000	$—
Xponential Fitness, Inc.	$24,758,500	$7,359,400	$(2,810,277)	$(3,636,422)	$1,403,222	$27,074,422	1,824,422	$—
Financials:
BCLS Acquisition Corp.	$9,910,000	$—	$—	$30,000	$—	$9,940,000	1,000,000	$—
Omega Alpha SPAC	$9,770,000	$—	$—	$110,000	$—	$9,880,000	1,000,000	$—
P10, Inc.	$34,706,287	$5,056,687	$—	$(2,120,707)	$—	$37,642,267	3,181,933	$95,458
StepStone Group, Inc.**	$84,094,200	$—	$(9,338,288)	$(35,400,964)	$1,097,892	$40,452,840	1,518,500	$799,975
Health Care:
Akouos, Inc.	$11,966,927	$2,551,203	$—	$(8,219,629)	$—	$6,298,500	1,950,000	$—
Albireo Pharma, Inc.	$29,220,000	$—	$(3,235,155)	$(6,416,792)	$(956,845)	$18,611,208	895,200	$—
Alector, Inc.	$51,415,100	$—	$(6,543,023)	$(19,933,494)	$(6,900,283)	$18,038,300	1,765,000	$—
Amphastar Pharmaceuticals, Inc.	$37,360,000	$—	$—	$37,420,000	$—	$74,780,000	2,000,000	$—

Affiliated	Value as of 10/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 7/31/2022	Shares Held as of 7/31/2022	Dividend Income*
AnaptysBio, Inc.	$30,156,633	$10,976,723	$(6,473,466)	$(3,697,191)	$(6,881,699)	$24,081,000	1,150,000	$—
Annexon, Inc.	$16,310,000	$—	$—	$(11,300,000)	$—	$5,010,000	1,000,000	$—
Arcturus Therapeutics Holdings, Inc.	$60,075,136	$22,178,682	$(6,646,005)	$(30,112,705)	$(18,497,995)	$26,997,112	1,538,297	$—
aTyr Pharma, Inc.	$24,911,000	$—	$—	$(14,732,000)	$—	$10,179,000	2,900,000	$—
Avidity Biosciences LLC**	$29,700,000	$—	$—	$(8,197,200)	$—	$21,502,800	1,320,000	$—
CASI Pharmaceuticals, Inc.	$10,962,000	$—	$—	$(8,434,650)	$—	$2,527,350	1,015,000	$—
ContraFect Corp.	$24,174,703	$—	$(480,899)	$(16,311,054)	$(5,741,444)	$1,641,305	5,151,615	$—
ContraFect Corp., Warrants 5/27/ 2023	$1,524,493	$—	$—	$(1,463,818)	$—	$60,674	2,247,188	$—
Corcept Therapeutics, Inc.	$—	$6,817,115	$—	$1,780,885	$—	$8,598,000	300,000	$—
Dynavax Technologies Corp.	$152,359,118	$7,606,922	$(10,953,769)	$(42,006,102)	$(549,894)	$106,456,276	7,403,079	$—
Frequency Therapeutics, Inc.**	$6,280,000	$—	$—	$(4,280,000)	$—	$2,000,000	1,000,000	$—
Fusion Pharmaceuticals, Inc.	$10,585,100	$7,644,884	$—	$(12,356,584)	$—	$5,873,400	2,510,000	$—
IDEAYA Biosciences, Inc.	$26,960,800	$—	$—	$(8,198,900)	$—	$18,761,900	1,257,500	$—
Merus N.V.	$53,715,750	$3,494,100	$—	$(7,940,682)	$—	$49,269,168	2,037,600	$—
Minerva Neurosciences, Inc.	$5,981,360	$—	$—	$(4,555,447)	$—	$1,425,913	534,050	$—
Orchard Therapeutics PLC	$1,268,928	$—	$—	$(918,651)	$—	$350,277	660,900	$—
Otonomy, Inc.	$3,727,500	$—	$—	$(1,189,250)	$—	$2,538,250	1,775,000	$—
Regulus Therapeutics, Inc.	$—	$4,962,600	$—	$(2,743,215)	$—	$2,219,385	1,378,500	$—
Regulus Therapeutics, Inc.	$—	$5,448,600	$—	$(3,011,865)	$13,621,500	$2,436,735	1,513,500	$—
Rezolute, Inc.	$10,400,000	$6,406,040	$—	$(6,443,236)	$—	$10,362,804	3,310,800	$—
Rezolute, Inc., Warrants 1/1/2099	$414,720	$—	$—	$(211,896)	$—	$202,824	64,800	$—
Rezolute, Inc., Warrants 10/8/2027	$1,071,090	$—	$—	$(791,568)	$—	$279,522	193,334	$—
Rezolute, Inc., Warrants 12/31/2099	$—	$6,404,354	$—	$(1,127,800)	$—	$5,276,554	1,685,800	$—
Rhythm Pharmaceuticals, Inc.	$15,538,500	$9,836,929	$(2,273,339)	$11,453,426	$(13,142,383)	$21,413,133	1,699,455	$—
Scynexis, Inc.	$7,996,130	$12,221,411	$—	$(11,917,712)	$—	$8,299,830	3,593,000	$—
Scynexis, Inc., Warrants 1/1/2099	$—	$—	$—	$239,153	$—	$239,153	165,355	$—
Scynexis, Inc., Warrants 3/8/2023	$2,324	$—	$—	$(2,318)	$—	$6	15,480	$—
Scynexis, Inc., Warrants 4/26/2029	$7,219,410	$—	$—	$(3,890,700)	$—	$3,328,710	1,441,000	$—
Scynexis, Inc., Warrants 5/21/2024	$1,073,545	$—	$—	$(922,168)	$—	$151,377	720,500	$—
Seres Therapeutics, Inc.	$—	$14,577,825	$—	$3,030,307	$—	$17,608,132	4,284,217	$—
Ultragenyx Pharmaceutical, Inc.	$128,859,160	$724,582	$—	$(46,999,743)	$—	$82,584,000	1,550,000	$—
Industrials:
Aris Water Solutions, Inc.	$17,087,500	$9,285,423	$—	$13,532,528	$—	$39,905,450	1,885,000	$426,800
Information Technology:
Domo, Inc.**	$123,690,000	$—	$(11,394,560)	$(72,244,032)	$(12,095,719)	$27,955,689	998,061	$—
Seeing Machines Ltd.	$51,861,087	$9,949,448	$(5,066,791)	$(28,457,614)	$(2,012,486)	$26,273,643	391,498,168	$—
ShotSpotter, Inc.	$43,579,200	$4,071,091	$—	$(5,240,095)	$—	$42,410,197	1,262,584	$—
WM Technology, Inc.**	$25,336,800	$—	$—	$(19,777,800)	$—	$5,559,000	1,635,000	$—
Affiliated issuers no longer in the portfolio at period end	$153,346,027	$8,515,462	$(87,660,232)	$53,686,757	$(127,888,014)	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$1,388,439,028	$166,089,481	$(152,875,804)	$(348,480,948)	$(178,544,148)	$861,006,106	473,329,838	$1,322,233

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2022, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 10/31/2021	$118,231,170	$674,899,307	$793,130,477
Purchases at Cost	$763,174,594	$2,070,656,151	$2,833,830,745
Proceeds from Sales	$(836,746,574)	$(2,222,623,640)	$(3,059,370,214)
Change in Unrealized Appreciation/Depreciation	N/A	$(260,627)	$(260,627)
Net Realized Gain/(Loss)	N/A	$(131,597)	$(131,597)
Value as of 7/31/2022	$44,659,190	$522,539,594	$567,198,784
Shares Held as of 7/31/2022	44,659,190	522,800,994	567,460,184
Dividend Income	$102,190	$1,418,149	$1,520,339
Gain Distributions Received	$—	$20,146	$20,146

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$196,485,330	$204,293,548

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2022, these restricted securities amounted to $30,774,200, which represented 0.6% of total net assets.

Additional information on restricted securities held at July 31, 2022, is as follows:
Security	Acquisition Date	Cost	Value
Immatics N.V. - Restricted	6/30/2020	$2,900,000	$3,219,000
Nuvei Corp.	9/17/2020	$20,540,000	$27,555,200

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,915,375,570	$—	$4,092,022	$3,919,467,592
International	504,651,194	379,869,952	10,505,825	895,026,971
Preferred Stock
Domestic	2,219,385	—	—	2,219,385
Debt Securities:
Corporate Bond	—	9,012,500	—	9,012,500
Warrants	6,141,378	4,062,426	—	10,203,804
Investment Companies	567,198,784	—	—	567,198,784
TOTAL SECURITIES	$4,995,586,311	$392,944,878	$14,597,847	$5,403,129,036

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt